SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
Schedule of fair value of the options granted, estimated on the date of grant using the option-pricing models with assistance from Marsh, an independent valuation firm, with assumptions used

	Years ended December 31,
	2018	2019

Risk-free interest rate (1)	2.82%	2.50-3.00%
Volatility(2)	28%-55%	45%-46%
Expected term (in years) (3)	10	10
Exercise price(4)	$1.70	$0.01
Dividend yield(5)	—	—
Fair value of underlying ordinary share(6)	$4.25	$2.12-$3.36

(1)         Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(2)          Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(3)         Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)          Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(5)          Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(6)          Fair value of underlying ordinary shares

Prior to the consummation of the reverse recapitalization, the estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third -party appraiser. The fair values of the underlying ordinary shares on each date of grant after April 30, 2019, were the closing prices of the Company's ordinary shares traded in the Stock Exchange.

Summary of information with respect to share options outstanding

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted	Weighted		average	Weighted	Weighted
		remaining	average	average		remaining	average	average
	Number	contractual	exercise	intrinsic	Number of	contractual	exercise	intrinsic
Range of exercise prices	outstanding	life	price	value	exercisable	life	price	value
$ 0.06	138,953,386	4.41	$0.06	$—	124,046,160	4.22	$0.06	$—
	138,953,386			$—	124,046,160			$—

Summary of the activity of the stock options granted

		Weighted	Weighted
		average	average
	Number of	exercise	grant date
	shares	price	fair value

Balance, December 31, 2018	139,094,101	$0.06	$0.64

Exercised	(128,490)	$0.06	$0.27
Forfeited	(12,225)	$0.06	$0.36

Balance, December 31, 2019	138,953,386	$0.06	$0.64

Exercisable, December 31, 2019	124,046,160	$0.06

Expected to vest, December 31, 2019	14,907,226	$0.06

				Weighted
		Weighted	Weighted	Average
		Average	average fair	Remaining	Aggregate
Options Granted to Employees	Number of	Exercise	value per	Contractual	Intrinsic
and Directors	Shares	Price	shares	Years	Value
Outstanding as of December 31, 2018	5,510,970	$1.92	$3.33
Forfeited (before replacement date)	(38,113)	$1.92	$3.33
Replaced	(5,472,857)	$1.92	$3.33
Granted (replacement options)	2,186,364	$0.01	$3.35
Granted (new options)	244,732	$0.01	$1.92
Forfeited	(276,582)	$0.01	$3.22
Outstanding as of December 31, 2019	2,154,514	$0.01	$3.20	9.39	$4,007
Vested and expected to vest as of December 31, 2019	2,154,514	$0.01	$3.20	9.39	$4,007
Exercisable as of December 31, 2019	1,268,543	$0.01	$3.35	9.37	$2,359

Summary of the nonvested restricted shares activity

		Weighted
	Weighted	average fair
	number of	value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2018	73,772,379	$0.21

Granted	8,362,965	$0.08
Vested	(13,465,695)	$0.28
Forfeited	(12,848,161)	$0.14

Outstanding as of December 31, 2019	55,821,488	$0.18

	Weighted number	Weighted average fair value
	of nonvested	per ordinary share
	restricted shares	at the grant dates
Outstanding as of December 31, 2018	—	—
Granted (replacement restricted shares)	2,183,828	3.36
Granted (new restricted shares)	223,905	3.36
Vested	(961,622)	3.36
Unvested as of December 31, 2019	1,446,111	3.36

Schedule of fair values of the Kaixin stock options granted

The fair values of the options granted for the years ended December 31, 2018, and 2019 are as follows:

	Years ended December 31,
	2018	2019
	US$	US$
Weighted average grant date fair value of option per share	2.94	3.21
Aggregate grant date fair value of options	18,959,980	7,794,799

Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses of the discontinued operations

	Years ended December 31,
	2017	2018	2019

Selling and marketing	$598	$1,927	$1,182
Research and development	1,092	1,142	1,324
General and administrative	26,326	28,534	9,778

Total share-based compensation expense	$28,016	$31,603	$12,284